Note 27 - Loans and Borrowings	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
27
       Loans and borrowings

	2018	2017	2016

Balance at January 1	1,486	2,987	—
Cash flows
Repayment
- Capital	(1,500)	(1,500)	—
- Interest	(58)	(156)	—
Proceeds	6,000	—	3,000
Transaction cost	(60)	—	(73)

Non-cash flows
Interest	92	155	60
Balance at December 31	5,960	1,486	2,987

Long-term portion of term loan facility	5,960	—	1,577
Short-term portion of term loan facility	—	1,486	1,410

On
December 20, 2018
Blanket Mine received
$6
million in terms of a new term facility with Stanbic Bank Zimbabwe Limited bearing interest at an interest rate of
6%
per annum and an upfront arrangement fee of
$60.
The term facility is unsecured and will be paid back by a final bullet payment at the end of the
3
year term. The imputed finance costs on the liability was determined at an incremental borrowing rate of
6%
for the new loan. Finance costs are accounted for in note
14
on the effective interest rate method. The fair value of the term facility approximates the carrying amount as the market rate approximated the actual rate at year end.